Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent-Only Financial Statements

Note 26: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 26.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2025	2024	2023
Income
Dividends from subsidiaries (1)	$23,100	18,600	22,300
Interest income from subsidiaries	9,412	11,199	10,845
Other income	334	527	217
Total income	32,846	30,326	33,362
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	1,837	2,291	2,567
Long-term debt	9,542	11,033	9,909
Noninterest expense	706	1,151	504
Total expense	12,085	14,475	12,980
Income before income tax benefit and equity in undistributed income of subsidiaries	20,761	15,851	20,382
Income tax benefit	(2,103)	(1,747)	(1,076)
Equity in undistributed income of subsidiaries	(1,526)	2,124	(2,316)
Net income	$21,338	19,722	19,142
Other comprehensive income (loss) (2)	5,503	(596)	1,782
Total comprehensive income	$26,841	19,126	20,924
(1)Includes dividends paid from indirect bank subsidiaries of $22.5 billion, $18.6 billion, and $22.3 billion in 2025, 2024, and 2023, respectively.
(2)Includes other comprehensive income (loss) of subsidiaries, particularly related to debt securities.

Table 26.2: Parent-Only Balance Sheet

(in millions)	Dec 31, 2025	Dec 31, 2024
Assets
Cash, cash equivalents, and restricted cash due from subsidiary banks	$15,562	20,991
Loans to nonbank subsidiaries	183,044	185,269
Investments in subsidiaries (1)	166,809	162,913
Other	11,510	10,331
Total assets	$376,925	379,504
Liabilities and equity
Accrued expenses and other liabilities	$7,387	8,380
Long-term debt	153,467	146,851
Indebtedness to nonbank subsidiaries	34,954	45,153
Total liabilities	195,808	200,384
Stockholders’ equity	181,117	179,120
Total liabilities and equity	$376,925	379,504
(1)Includes indirect ownership of bank subsidiaries with equity of $177.1 billion and $169.6 billion at December 31, 2025 and 2024, respectively.
Table 26.3: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2025	2024	2023
Cash flows from operating activities:
Net cash provided by operating activities	$25,946	18,308	25,972
Cash flows from investing activities:
Loans:
Capital notes and term loans made to subsidiaries	—	(3,904)	(5,420)
Principal collected on notes/loans made to subsidiaries	4,753	4,510	1,730
Other, net	21	1	40
Net cash provided (used) by investing activities	4,774	607	(3,650)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and indebtedness to subsidiaries	(10,199)	11,687	(14,238)
Long-term debt:
Proceeds from issuance	24,203	17,518	19,070
Repayment	(23,352)	(15,684)	(9,311)
Preferred stock:
Proceeds from issuance	—	1,997	1,722
Redeemed	(2,000)	(2,840)	(1,725)
Cash dividends paid	(1,050)	(1,099)	(1,141)
Common stock:
Repurchased	(17,516)	(19,448)	(11,851)
Cash dividends paid	(5,434)	(5,133)	(4,789)
Other, net	(801)	(778)	(374)
Net cash used by financing activities	(36,149)	(13,780)	(22,637)
Net change in cash, cash equivalents, and restricted cash	(5,429)	5,135	(315)
Cash, cash equivalents, and restricted cash at beginning of period	20,991	15,856	16,171
Cash, cash equivalents, and restricted cash at end of period	$15,562	20,991	15,856